DERIVATIVE INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DERIVATIVE INSTRUMENTS
Schedule of fair value amounts of derivative instruments

	As of March 31, 2022		As of December 31, 2021
	Asset	Liability	Asset	Liability
Derivatives not designated as hedging instruments:
Foreign currency exchange options	$644	$—	$804	$—
Interest rate swaps	—	1,857	—	13,759
Total derivatives	$644	$1,857	$804	$13,759

The following table summarizes the fair value amounts of derivative instruments reported in the Consolidated Balance Sheets (in thousands):

	As of December 31,
	2021		2020
	Asset	Liability	Liability
Derivatives not designated as hedging instruments:
Foreign currency exchange options	$804	$—	$1,827
Interest rate swaps	—	13,759	31,325
Total derivatives	$804	$13,759	$33,152